Summary of Operating Segments by Geographic Locations (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [Line Items]
Revenue	$ 1,843,704	$ 1,902,328
Total assets	2,726,690	2,956,315
Canada [Member]
Disclosure of geographical areas [Line Items]
Revenue	1,099,184	1,106,163
Total assets	1,202,650	1,206,868
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue	547,728	590,641
Total assets	1,154,872	1,292,983
International [Member]
Disclosure of geographical areas [Line Items]
Revenue	196,792	205,524
Total assets	$ 369,168	$ 456,464